Others - Additional Information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Others [Line Items]
Net currency exchange gain (loss)	$ 17,088	$ 609	$ 14,515	$ (2,986)
Net loss description with regard to interest rate condition	At December 31, 2019 and 2020, if interest rate had been 0.2% higher/lower with all other conditions held constant, net loss for the years ended December 31, 2019 and 2020 would have been NT$833 thousand and NT$1,201 thousand (US$43 thousand) higher/lower, respectively.	At December 31, 2019 and 2020, if interest rate had been 0.2% higher/lower with all other conditions held constant, net loss for the years ended December 31, 2019 and 2020 would have been NT$833 thousand and NT$1,201 thousand (US$43 thousand) higher/lower, respectively.	At December 31, 2019 and 2020, if interest rate had been 0.2% higher/lower with all other conditions held constant, net loss for the years ended December 31, 2019 and 2020 would have been NT$833 thousand and NT$1,201 thousand (US$43 thousand) higher/lower, respectively.
Allowance for doubtful accounts	$ 0	$ 0	$ 18,132
Loss allowance	9,287	331	15,120
If Interest Rates Had Been 0.2% Higher
Others [Line Items]
Change in net loss	1,201	43	833
If Interest Rates Had Been 0.2% Lower
Others [Line Items]
Change in net loss	1,201	43	833
Unrealized Exchange Gain (Loss) | Financial Assets Monetary Items
Others [Line Items]
Net currency exchange gain (loss)	$ 7,451	$ 265	$ 12,271	$ 24